Nature of business (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Docebo S.P.A
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%	100.00%
Docebo NA, Inc.
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%	100.00%
Docebo EMEA FZ-LLC
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%	100.00%
Docebo UK Limited
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%	100.00%
Docebo France Société par Actions Simplifiée (“Docebo France”)
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%	100.00%
Docebo DACH GmbH (“Docebo Germany”)
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%	100.00%
Docebo Australia Pty Ltd. ("Docebo Australia")
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%	100.00%
365Talents Société par Actions Simplifiée ("365Talents")
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%	0.00%
Zive GmbH ("Zive")
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%	0.00%